Loss And Loss Adjustment Expense Reserves Historical Claims Duration (Details)	Dec. 31, 2017
Personal Lines Segment | Agency Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	47.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	30.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	11.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	5.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.10%
Personal Lines Segment | Agency Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	98.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	1.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.10%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Personal Lines Segment | Direct Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	46.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	31.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	11.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	5.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.20%
Personal Lines Segment | Direct Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	100.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.20%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	(0.10%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	25.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	28.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	19.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	11.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	6.00%
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	90.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	7.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Property Segment | Property
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	73.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	19.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	3.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	1.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.40%